Related Party Transactions (Details)			3 Months Ended	12 Months Ended
	Jan. 24, 2017 USD ($) term	Jun. 11, 2015 USD ($) acquisition room shares	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Jun. 21, 2017 USD ($)	Mar. 08, 2016	Sep. 14, 2015 USD ($)
Related Party Transaction [Line Items]
Impairment			$ 0	$ 1,072,000	$ 0	$ 0
Advisory services				65,982,000	67,228,000	58,546,000
Other				6,405,000	379,000	435,000
Key money		$ 6,000,000
Number of businesses acquired | acquisition		2
Advisory agreement, amount due upon approval							$ 5,000,000
Advisory agreement, asset multiplier	110.00%
Advisory agreement, growth covenant, base amount	$ 45,000,000
Advisory agreement, growth covenant, percent of purchase price of each hotel	3.75%
Advisory agreement, growth covenant, minimum net worth	$ 390,000,000
Advisory agreement, growth covenant, equity proceeds from sale of securities	75.00%
Advisory agreement, number of renewal terms | term	7
Advisory agreement, renewal term	10 years
Advisory agreement, monthly base management fee	0.70%
Cost of revenues for audio visual				7,757,000	0	0
Rental expense				307,000
Lease Revenue [Member]
Related Party Transaction [Line Items]
Other				893,000	335,000	99,000
Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Key money		$ 4,000,000
Ashford Prime, Inc. [Member]
Related Party Transaction [Line Items]
Key money		$ 2,000,000							$ 1,600,000
Issuance of common stock (in shares) | shares		19,897
Acquisition of hotel property		$ 85,000,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements						$ 4,500,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due to affiliates				$ 4,272,000	933,000
Minimum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee				0.50%
Total market capitalization threshold for calculating base advisory fee				$ 6,000,000,000
Advisory agreement, percent of termination fee required in escrow	50.00%
Maximum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee				0.70%
Total market capitalization threshold for calculating base advisory fee				$ 10,000,000,000
Advisory agreement, percent of termination fee required in escrow	100.00%
Other Noncurrent Assets [Member] | Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Key money		4,000,000
Cash [Member] | Ashford Prime, Inc. [Member]
Related Party Transaction [Line Items]
Key money		206,000
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock (in shares) | shares						20,000
Common Stock | Ashford Prime, Inc. [Member]
Related Party Transaction [Line Items]
Key money		$ 1,800,000
Initial Value Assigned Basis Term		10 days
Le Pavillon Hotel [Member] | Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Acquisition of hotel property		$ 62,500,000
Number of units in real estate | room		226
Bardessono Hotel and Spa [Member] | Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Number of units in real estate | room		62
AQUA Fund [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account					52,500,000
Ashford Trust, Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee				0.50%
Total market capitalization threshold for calculating base advisory fee				$ 6,000,000,000
Ashford Trust, Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee				0.70%
Total market capitalization threshold for calculating base advisory fee				$ 10,000,000,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements				$ 4,900,000	5,700,000
Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Gross asset value multiplier				0.70%
Advisory services, quarterly base fee				0.70%
Advisory services				$ 59,654,000	50,996,000	$ 43,365,000
Cost of revenues for audio visual				90,000	0	0
Ashford Trust OP [Member] | Base Fee [Member]
Related Party Transaction [Line Items]
Advisory services				34,724,000	34,700,000	33,833,000
Ashford Trust OP [Member] | Reimbursable Expenses [Member]
Related Party Transaction [Line Items]
Advisory services				7,600,000	6,054,000	6,617,000
Deferred revenue recognized				1,700,000	0	0
Ashford Trust OP [Member] | Equity-Based Compensation [Member]
Related Party Transaction [Line Items]
Advisory services				11,077,000	8,429,000	2,720,000
Ashford Trust OP [Member] | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Advisory services				1,809,000	1,809,000	0
Ashford Trust OP [Member] | Advisory Services Revenue [Member]
Related Party Transaction [Line Items]
Advisory services				55,210,000	50,992,000	43,170,000
Ashford Trust OP [Member] | Investment Management Reimbursements [Member]
Related Party Transaction [Line Items]
Other				1,976,000	0	0
Ashford Trust OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other				913,000	0	0
Ashford Trust OP [Member] | Lease Revenue [Member]
Related Party Transaction [Line Items]
Other				558,000	0	0
Ashford Trust OP [Member] | Non-Advisory Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Other				0	0	195,000
Ashford Trust OP [Member] | Other Services Fee [Member]
Related Party Transaction [Line Items]
Other				997,000	4,000	0
Ashford Trust OP [Member] | Other Revenue, net [Member]
Related Party Transaction [Line Items]
Advisory services				4,444,000	4,000	195,000
Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 13,346,000	12,179,000
Ashford Prime OP [Member]
Related Party Transaction [Line Items]
Gross asset value multiplier				0.70%
Advisory services, quarterly base fee				0.70%
Ashford Prime OP [Member] | Reimbursable Expenses [Member]
Related Party Transaction [Line Items]
Deferred revenue recognized				$ 126,000	0	0
Ashford Prime OP [Member] | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Advisory services				1,300,000
Ashford Prime OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties				1,738,000	3,817,000
Due to affiliates				0	2,289,000
Corporate and Other [Member] | Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Advisory services				997,000	4,000	0
Ashford Prime OP [Member] | Ashford Prime OP [Member]
Related Party Transaction [Line Items]
Advisory services				10,772,000	16,236,000	15,376,000
Other				11,372,000	16,571,000	15,475,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Base Fee [Member]
Related Party Transaction [Line Items]
Advisory services				8,799,000	8,343,000	8,648,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Reimbursable Expenses [Member]
Related Party Transaction [Line Items]
Advisory services				2,105,000	2,805,000	1,863,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Equity-Based Compensation [Member]
Related Party Transaction [Line Items]
Advisory services				(1,683,000)	3,814,000	3,591,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Advisory services				1,274,000	1,274,000	1,274,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other				224,000	0	0
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Lease Revenue [Member]
Related Party Transaction [Line Items]
Other				335,000	335,000	99,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Other Services [Member]
Related Party Transaction [Line Items]
Other				41,000	0	0
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Other Revenue, net [Member]
Related Party Transaction [Line Items]
Advisory services				277,000	0	0
Other				600,000	335,000	99,000
Ashford Prime OP [Member] | Corporate and Other [Member] | Ashford Prime OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other				$ 41,000	$ 0	0
J&S [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest				0.00%	0.00%
J&S [Member] | Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 62,000	$ 0
Pure Rooms [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest				30.00%	0.00%
Pure Rooms [Member] | Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 302,000	$ 0
Pure Rooms [Member] | Ashford Prime OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 50,000	$ 0
OpenKey [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest				16.51%	13.63%			100.00%
OpenKey [Member] | Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 25,000	$ 4,000
OpenKey [Member] | Ashford Prime OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties				6,000	0
REIT Advisory [Member] | Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Advisory services				58,657,000	50,992,000	43,365,000
REIT Advisory [Member] | Ashford Prime OP [Member] | Ashford Prime OP [Member]
Related Party Transaction [Line Items]
Other				11,331,000	16,571,000	15,475,000
J&S [Member] | Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Advisory services				0	0	0
J&S [Member] | Ashford Prime OP [Member] | Ashford Prime OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other				$ 0	$ 0	$ 0
Ashford Trust [Member] | OpenKey [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest				16.23%	13.34%
Officer of J&S [Member]
Related Party Transaction [Line Items]
Rental expense				$ 50,000
Per year expense				$ 300,000